Shareholder Fees	May 03, 2021
First Trust Global Tactical Commodity Strategy Fund | First Trust Global Tactical Commodity Strategy Fund
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none